Long-Term Debt	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt:
The amounts of long-term debt shown in the accompanying combined carve-out balance sheets of December 31, 2021 and December 31, 2022, are analyzed as follows:
Loan facilities	Borrowers	As of December 31, 2021	As of December 31, 2022
$18.0 Million Term Loan Facility	Rocket- Gamora	16,300,000	13,250,000
Total long-term debt		$16,300,000	$13,250,000
Less: Deferred financing costs		(300,257)	(180,526)
Total long-term debt, net of deferred finance costs		15,999,743	13,069,474

Presented:
Current portion of long-term debt		$3,050,000	$2,700,000
Less: Current portion of deferred finance costs		(119,731)	(93,698)
Current portion of long-term debt, net of deferred finance costs		$2,930,269	$2,606,302

Non-Current portion of long-term debt		13,250,000	10,550,000
Less: Non-Current portion of deferred finance costs		(180,526)	(86,828)
Non-Current portion of long-term debt, net of deferred finance costs		$13,069,474	$10,463,172
$18.0 Million Term Loan Facility
On April 27, 2021, Rocket and Gamora, entered into a $18.0 million senior secured term loan facility with Alpha Bank S.A. The facility was drawn down in two tranches on May 7, 2021. This facility has a term of four years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in (a) sixteen (16) quarterly instalments (1 to 4 in the amount of $850,000 and 5 to 16 in the amount of $675,000) and (b) a balloon installment in the amount of $6.5 million, such balloon instalment payable at maturity together with the last repayment instalment.
The above facility is secured by first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers, (the Wonder Sirius and the Wonder Polaris), an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and, as of December 31, 2022, was guaranteed by the Parent. In connection with the contribution of the Toro Subsidiaries to Toro, Toro replaced Parent as Guarantor under this senior secured credit facility. The facility will also contain certain new customary minimum liquidity restrictions and financial covenants that require the borrowers to (i) maintain a certain level of minimum free liquidity per collateralized vessel and (ii) meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the minimum liquidity deposits referred to above, to the aggregate principal amounts due under the facility. This facility’s net proceeds were used to fund the 2021 Vessel Acquisitions (Note 5) and for general corporate purposes.
During the year ended December 31, 2022, the Company did not enter into any new or amended loan agreements and made scheduled principal repayments amounting to $3.1 million with respect to its $18.0 Million Term Loan Facility.
As of December 31, 2022, the borrowers were in compliance with all financial covenants prescribed in the above debt agreement.
Restricted cash as of December 31, 2021 and December 31, 2022, non-current, comprises $0.7 million of minimum liquidity deposits required pursuant to the $18.0 Million Term Loan Facility.
The annual principal payments for the Toro Subsidiaries’ outstanding debt arrangement as of December 31, 2022, required to be made after the balance sheet date, are as follows:
Twelve-month period ending December 31,	Amount
2023	$2,700,000
2024	2,700,000
2025	7,850,000
Total long-term debt	$13,250,000
The weighted average interest rate on long-term debt for the period ended December 31, 2021 and the year ended December 31, 2022, was 3.3% and 4.9%, respectively.
Total interest incurred on long-term debt for the period ended December 31, 2021, and the year ended December 31, 2022, amounted to $383,186 and $719,105, respectively, and is included in Interest and finance costs (Note 11) in the accompanying combined carve-out statements of comprehensive (loss)/income.)